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                              INVENTOR FUNDS, INC.

                      PRIME OBLIGATIONS MONEY MARKET FUND
                     TREASURY SECURITIES MONEY MARKET FUND
                    INTERMEDIATE GOVERNMENT SECURITIES FUND
                              GNMA SECURITIES FUND
                               EQUITY GROWTH FUND

                       SUPPLEMENT DATED NOVEMBER 13, 1995
                    TO THE PROSPECTUS DATED AUGUST 28, 1995


Effective October 30, 1995, SunBank Capital Management, N.A., the investment sub-adviser to the Equity Growth Fund changed its name to STI Capital Management, N.A. This prospectus is hereby amended to reflect this name change.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE